Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 139,698	$ 143,502
Current portion of finance lease	5,734	3,559
Current portion of finance lease	7,700	7,300
Current severance liability	1,092	688
Provisions	8,245	8,499
Income tax payable	26,131	25,911
Total contractual obligations	184,714	184,286
Minimum finance lease payments payable, at present value	7,559	7,101
Restricted Stock Unit obligation	4,100	4,800
Non-current provisions	61,248	51,444
Deferred credit	20,788	20,788
Deferred tax liabilities (Note 28)	171,228	170,863
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Provisions	5,600	5,200
Provisions	142,200	122,100
Non-current provisions	$ 59,800	50,400
Restricted Share Units [member] | First Anniversary of Grant [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Award vesting (percent)	50.00%
Restricted Share Units [member] | Second Anniversary of Grant [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Award vesting (percent)	50.00%
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 136,506	141,002
Credit facility	2,750	38,440
Loan obligation	3,000
Current portion of finance lease	7,724	7,321
Current severance liability	5,176	3,986
Employee Compensation & RSU’s	6,709	6,918
Unrealized loss on commodity contracts	1,906	2,815
Provisions	4,097	4,719
Income tax payable	26,131	25,911
total contractual obligations	193,999	231,112
Liquidity risk [member] | Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	136,506	141,002
Accounts payable and other liabilities, future interest component	0	0
Accounts payable and other liabilities	136,506	141,002
Credit facility	0	0
Credit facility, future interest component	1,200	960
Credit facility	1,200	960
Loan obligation	3,000
Loan obligation, future interest component	0
Loan obligation	3,000
Current portion of finance lease	5,734	3,559
Current portion of finance lease, future interest component	145	161
Current portion of finance lease	5,879	3,720
Current severance liability	1,092	689
Current severance liability, future interest component	0	0
Current severance liability	1,092	689
Employee Compensation & RSU’s	2,100	1,812
Employee Compensation & RSU's, future interest component	1,715	2,184
Employee Compensation & RSU’s	3,815	3,996
Unrealized loss on commodity contracts	1,906	2,815
Unrealized loss on commodity contracts, future interest component	0	0
Unrealized loss on commodity contracts	1,906	2,815
Provisions	2,681	3,262
Provisions, future interest component	0	0
Provisions	2,681	3,262
Income tax payable	26,131	25,911
Income tax payable, future interest component	0	0
Income tax payable	26,131	25,911
Total contractual obligations	179,150	179,050
Total contractual obligations, future interest component	3,060	3,305
total contractual obligations	182,210	182,355
Liquidity risk [member] | 2 - 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	0	0
Credit facility	1,550	1,280
Loan obligation	0
Current portion of finance lease	1,845	3,601
Current severance liability	2,273	658
Employee Compensation & RSU’s	2,894	2,922
Unrealized loss on commodity contracts	0	0
Provisions	546	562
Income tax payable	0	0
total contractual obligations	9,108	9,023
Liquidity risk [member] | 4-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	0	0
Credit facility	0	36,200
Loan obligation	0
Current portion of finance lease	0	0
Current severance liability	760	365
Employee Compensation & RSU’s	0	0
Unrealized loss on commodity contracts	0	0
Provisions	627	629
Income tax payable	0	0
total contractual obligations	1,387	37,194
Liquidity risk [member] | After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	0	0
Credit facility	0	0
Loan obligation	0
Current portion of finance lease	0	0
Current severance liability	1,051	2,274
Employee Compensation & RSU’s	0	0
Unrealized loss on commodity contracts	0	0
Provisions	243	266
Income tax payable	0	0
total contractual obligations	$ 1,294	$ 2,540